UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
							[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person sigining the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Teresa R. Poole
Title:	Vice President
Phone:	804-293-9104
Signature, Place, and Date of Signing:

	Teresa R. Poole	Charlottesville, VA		May 12, 1999

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F information Table Entry Total:		62

Form 13F Information Table Value Total:		$703,807



List of Other Included Managers:

No.	13F File Number	Name



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
                                                                FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN    MGRS  SOLE   SHARED  NONE

Albertson's                COM              013104104      18645  342500 SH      SOLE             340125           2375
American Eagle Outfitters  COM              02553D108       2136   29800 SH      SOLE              29800
American Home Products     COM              026609107        346    5300 SH      SOLE               4400            900
Amer. International Group  COM              026874107      32914  272864 SH      SOLE             268113           4751
Amer. Power Conversion     COM              029066107       4378  162150 SH      SOLE             162150
Applied Power              COM              038225108       3507  128700 SH      SOLE             128700
Becton Dickinson           COM              075887109       9176  239500 SH      SOLE             238900            600
Biogen                     COM              090597105      15809  138300 SH      SOLE             136400           1900
BMC Software               COM              055921100      15629  421685 SH      SOLE             415435           6250
Bristol Myers Squibb Co    COM              110122108      13425  209350 SH      SOLE             208950            400
BP Amoco                   SPONSORED ADR    055622104        520    5150 SH      SOLE                926           4224
Carnival Corp              COM              143658102      33304  685800 SH      SOLE             675400          10400
Central Fund of Canada Ltd CLASS A          153501101        240   59100 SH      SOLE              59100
Conseco Inc.               COM              208464107        213    6900 SH      SOLE               6900
Comair                     COM              199789108       7559  319950 SH      SOLE             317450           2500
ChoicePoint Inc.           COM              170388102       2057   41250 SH      SOLE              41250
Compuware                  COM              205638109       1296   54300 SH      SOLE              54300
Cisco Systems              COM              17275R102      25049  228626 SH      SOLE             224264           4362
CSG Systems Int'l          COM              126349109       1684   42700 SH      SOLE              42700
Cousins Properties         COM              222795106        298   10300 SH      SOLE              10300
Dial Corp                  COM              25247D101        744   21650 SH      SOLE              21650
Diamond Offshore           COM              25271C102       1392   44020 SH      SOLE              44020
EMC Corp                   COM              268648102      40388  316150 SH      SOLE             307850           8300
Ethan Allen Interiors      COM              297602104        665   16000 SH      SOLE              16000
Fannie Mae                 COM              313586109      17155  247725 SH      SOLE             245675           2050
Freddie Mac                COM              313400301       8779  153185 SH      SOLE             150300           2885
General Electric           COM              369604103        888    8026 SH      SOLE               7526            500
Genentech                  COM              368710307      16664  188025 SH      SOLE             186625           1400
Gentex Corp                COM              371901109       2220  102950 SH      SOLE             102950
Gap Inc.                   COM              364760108      13938  207071 SH      SOLE             206050           1021
Home Depot                 COM              437076102      27758  445918 SH      SOLE             439444           6474
Harley Davidson            COM              412822108      16655  290280 SH      SOLE             285750           4530
Hartford Life              COM              416592103        798   14500 SH      SOLE              14500
Intel                      COM              458140100      25424  213870 SH      SOLE             209650           4220
Interpublic Group          COM              460690100      11746  150835 SH      SOLE             148975           1860
Johnson & Johnson          COM              478160104        262    2800 SH      SOLE               2800
Keane Inc.                 COM              486665102       4658  218550 SH      SOLE             218550
Coca-Cola                  COM              191216100        427    6959 SH      SOLE               6459            500
Kroger                     COM              501044101      27905  466047 SH      SOLE             458217           7830
Lexmark International      COM              529771107      28175  251840 SH      SOLE             249350           2490
Miller (Herman)            COM              600544100       8234  451200 SH      SOLE             451200
Merck & Co.                COM              589331107        444    5536 SH      SOLE               5036            500
Microsoft                  COM              594918104      34725  387450 SH      SOLE             382250           5200
Nokia, ADR                 SPONSORED ADR    654902204      10098   64835 SH      SOLE              63600           1235
Northern Trust             COM              665859104      12910  145360 SH      SOLE             143305           2055
Oakwood Homes              COM              674098108        140   10000 SH      SOLE              10000
Patterson Dental           COM              703412106        653   15100 SH      SOLE              15100
Pfizer                     COM              717081103      19754  142373 SH      SOLE             139343           3030
Protective Life            COM              743674103       9159  241820 SH      SOLE             239480           2340
Reliastar Financial Corp   COM              75952U103       7304  171350 SH      SOLE             171350
Ross Stores                COM              778296103      15190  346700 SH      SOLE             342000           4700
Schering-Plough            COM              806605101      33193  600780 SH      SOLE             589590          11190
Steris Corporation         COM              859152100       6373  239365 SH      SOLE             238500            865
State Street Corp.         COM              857473102       6465   78600 SH      SOLE              78450            150
Sun Microsystems           COM              866810104        513    4100 SH      SOLE               4100
TJX Cos.                   COM              872540109      39697 1167550 SH      SOLE            1152180          15370
Tellabs Inc                COM              879664100       2038   20850 SH      SOLE              20850
Walgreen                   COM              931422109      22350  791152 SH      SOLE             776892          14260
Wachovia                   COM              929771103        297    3654 SH      SOLE               3654
MCI Worldcom Inc.          COM              55268B106       9050  102190 SH      SOLE              99965           2225
Wal Mart Stores Inc        COM              931142103      29552  320560 SH      SOLE             315000           5560
Exxon                      COM              302290101        842   11938 SH      SOLE               6658           5280
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